Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 85,306	€ 102,523
Ending balance	83,054	85,306
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	308,615	350,765
Additions	7,041	2,580
Disposals	(11,059)	(12,562)
Reclassifications to assets held for sale		(27,182)
Effect of translation adj.	4,442	(4,986)
Ending balance	309,039	308,615
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(223,309)	(248,242)
Depreciation	(8,575)	(9,882)
Disposals	9,754	8,625
Reclassifications to assets held for sale		23,858
Effect of translation adj.	(3,855)	2,332
Ending balance	(225,985)	(223,309)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,042	78,510
Ending balance	€ 63,660	67,042
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%
Land and buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 153,205	170,815
Additions	1,064	396
Disposals	(1,023)	(3,364)
Reclassifications to assets held for sale		(10,828)
Effect of translation adj.	1,836	(3,814)
Ending balance	155,082	153,205
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(86,163)	(92,305)
Depreciation	(3,590)	(3,831)
Disposals	125	7
Reclassifications to assets held for sale		8,377
Effect of translation adj.	(1,794)	1,589
Ending balance	(91,422)	(86,163)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,507	13,792
Ending balance	€ 12,151	10,507
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 108,223	127,465
Additions	4,573	897
Disposals	(1,121)	(3,842)
Reclassifications to assets held for sale		(15,746)
Reclassifications from constr. in progress	108	414
Effect of translation adj.	341	(965)
Ending balance	112,124	108,223
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(97,716)	(113,673)
Depreciation	(2,697)	(2,972)
Disposals	770	3,330
Reclassifications to assets held for sale		14,878
Effect of translation adj.	(330)	721
Ending balance	(99,973)	(97,716)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	562	837
Ending balance	€ 779	562
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Office furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 14,334	15,123
Additions	363	119
Disposals	(1,086)	(232)
Reclassifications to assets held for sale		(608)
Reclassifications from constr. in progress	169
Effect of translation adj.	233	(68)
Ending balance	14,013	14,334
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,772)	(14,286)
Depreciation	(320)	(370)
Disposals	1,032	219
Reclassifications to assets held for sale		603
Effect of translation adj.	(174)	62
Ending balance	(13,234)	(13,772)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	381	736
Ending balance	€ 436	381
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Retail gallery and store furnishings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 13,081	13,732
Additions	316	47
Disposals	(6,744)	(60)
Reclassifications from constr. in progress	32
Effect of translation adj.	669	(638)
Ending balance	7,354	13,081
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,700)	(12,996)
Depreciation	(337)	(467)
Disposals	6,746	52
Effect of translation adj.	(627)	711
Ending balance	(6,918)	(12,700)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,454	8,393
Ending balance	€ 5,869	6,454
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 19,412	23,375
Additions	615	541
Disposals	(1,085)	(5,064)
Effect of translation adj.	1,365	560
Ending balance	20,307	19,412
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,958)	(14,982)
Depreciation	(1,631)	(2,242)
Disposals	1,081	5,017
Effect of translation adj.	(930)	(751)
Ending balance	(14,438)	(12,958)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	360	255
Ending balance	159	360
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	360	255
Additions	110	580
Reclassifications from constr. in progress	(309)	(414)
Effect of translation adj.	(2)	(61)
Ending balance	€ 159	€ 360